Investment in equity securities at fair value	12 Months Ended
Mar. 31, 2021
Investment in equity securities at fair value
Investment in equity securities at fair value
9	Investment in equity securities at fair value

		March 31,
	Note	2020	2021	2021
		RMB	RMB	US$

Listed equity securities
Cordlife Group Limited - listed on Singapore Exchange	(i)	40,653	47,249	7,212
Listed fund investment	(ii)	60,653	70,662	10,785
		101,306	117,911	17,997

Notes:

(i)	As of March 31, 2020 and 2021, the Group held 25,516,666 ordinary shares in Cordlife Group Limited (“CGL”), respectively. CGL is a provider of cord blood banking services with operations in Singapore, Hong Kong, India, Indonesia, Malaysia and the Philippines (as well as brand presence in Bangladesh, Brunei, Macau, Myanmar, Thailand and Vietnam), and is listed on the Singapore Exchange. As of March 31, 2020 and 2021, the Group’s equity interest in CGL was approximately 10.0%, respectively.

(ii)	As of March 31, 2020 and 2021, the Group held an investment in industry specific fund which are classified as equity securities measured at fair value since they have readily determinable fair value.

As of March 31, 2020 and 2021, the cost basis of the investments in equity securities was RMB100,213 and the aggregate fair value was RMB101,306 and RMB117,911 (US$17,997), respectively. Decreases in fair value of equity securities of RMB57,125 and RMB13,172 for the years ended March 31, 2019 and 2020, respectively, and increase in fair value of equity securities of RMB25,385 (US$3,875) for the year ended March 31, 2021 were recognized as other (expenses)/income, through net income.

Dividends received from CGL during the years ended March 31, 2019, 2020 and 2021 of RMB976, RMB507 and RMB1,281 (US$196), respectively, were recorded in dividend income in the consolidated statements of comprehensive income.